Authorised and issued share capital - Options Granted, WPP Worldwide Share Ownership Program (Details)	12 Months Ended
	Dec. 31, 2021 ADRs shares £ / shares	Dec. 31, 2021 ADRs shares $ / shares	Dec. 31, 2020 shares
Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	21,664,190	21,664,190	20,447,140
WWOP | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	2,049,299	2,049,299	2,499,674
WWOP | Exercise price group 1 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	69,004	69,004
Exercise price per share (in pound per share) | £ / shares	£ 8.458
Exercise dates	2015 - 2022
WWOP | Exercise price group 1 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	23,024	23,024
Exercise dates	2015 - 2022
Exercise price per (in ADR per share) | $ / shares		$ 67.490
WWOP | Exercise price group 2 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	792,200	792,200
Exercise price per share (in pound per share) | £ / shares	£ 13.145
Exercise dates	2017 - 2024
WWOP | Exercise price group 2 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	91,660	91,660
Exercise dates	2017 - 2024
Exercise price per (in ADR per share) | $ / shares		$ 102.670
WWOP | Exercise price group 3 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	3,625	3,625
Exercise price per share (in pound per share) | £ / shares	£ 13.145
Exercise dates	2018 - 2024
WWOP | Exercise price group 3 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	76,985	76,985
Exercise dates	2016 - 2023
Exercise price per (in ADR per share) | $ / shares		$ 110.760
WWOP | Exercise price group 4 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	225,500	225,500
Exercise price per share (in pound per share) | £ / shares	£ 13.505
Exercise dates	2016 - 2023
WWOP | Exercise price group 5 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	625	625
Exercise price per share (in pound per share) | £ / shares	£ 13.505
Exercise dates	2017 - 2023